Taxes on Income (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Nov. 30, 2022 ILS (₪)
Taxes on Income [Line Items]
Corporate tax			23.00%	23.00%	23.00%	23.00%
Minimum tax rate			6.00%	6.00%
Accumulated tax exempt	$ 7,100	₪ 25,022					$ 35,048	₪ 109,000
Deferred tax liability	$ 711						$ 3,531		₪ 2,502
Income tax percentage			90.00%	90.00%
Undistributed earnings of foreign subsidiaries and affiliates			$ 253,637		$ 218,328
Cash and cash equivalents held by the Group's investees outside of Israel			$ 81,975		$ 84,373
Federal corporate income tax rate, description			The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.
Carry-forward tax losses			$ 159,612
Israeli subsidiaries [Member]
Taxes on Income [Line Items]
Carry-forward tax losses			114,942
Subsidiaries Abroad [Member]
Taxes on Income [Line Items]
Carry-forward tax losses			$ 44,122
Preferred Technology Enterprise [Member]
Taxes on Income [Line Items]
Description of new amendment tax rate			According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A - 7.5% tax rate). In order to qualify as a Preferred Technological Enterprise, certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. A Preferred Technology Enterprise that acquires Benefited Intangible Assets from a foreign company for more than NIS 200 million after January 1, 2017, will be eligible for 12% reduce tax rate on capital gain upon sale of the Benefited Intangible Assets. The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special Preferred Technology Enterprise (“SPTE”) (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company’s geographic location within Israel. In addition, a SPTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017.Starting from 2017 under Amendment 73 to the Investment Law, part of the Group’s taxable income in Israel is entitled to a preferred 12% tax rate. Since 2019, under SPTE the tax rate for part of the Group’s taxable income in Israel has been reduced to a 6% corporate tax rate.	According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A - 7.5% tax rate). In order to qualify as a Preferred Technological Enterprise, certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. A Preferred Technology Enterprise that acquires Benefited Intangible Assets from a foreign company for more than NIS 200 million after January 1, 2017, will be eligible for 12% reduce tax rate on capital gain upon sale of the Benefited Intangible Assets. The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special Preferred Technology Enterprise (“SPTE”) (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company’s geographic location within Israel. In addition, a SPTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017.Starting from 2017 under Amendment 73 to the Investment Law, part of the Group’s taxable income in Israel is entitled to a preferred 12% tax rate. Since 2019, under SPTE the tax rate for part of the Group’s taxable income in Israel has been reduced to a 6% corporate tax rate.
Formula [Member] | Israeli subsidiaries [Member]
Taxes on Income [Line Items]
Carry-forward tax losses			$ 70,750	₪ 258,026
Matrix IT [Member]
Taxes on Income [Line Items]
Income tax assessments, description			Matrix and part of its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2019.	Matrix and part of its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2019.
Matrix IT [Member] | Israeli subsidiaries [Member]
Taxes on Income [Line Items]
Carry-forward tax losses			$ 10,140	₪ 36,981
Magic Software [Member]
Taxes on Income [Line Items]
Carry-forward tax losses			21,434
Sapiens [Member]
Taxes on Income [Line Items]
Carry-forward tax losses			$ 40,259
Income tax assessments, description			Sapiens and part of its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2019.	Sapiens and part of its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2019.
Matrix Global Services USA Inc [Member]
Taxes on Income [Line Items]
Interest rate						60.00%
Matrix US Holding LLC [Member]
Taxes on Income [Line Items]
Interest rate						95.00%
Zap [Member]
Taxes on Income [Line Items]
Carry-forward tax losses			$ 8,404	₪ 30,684
Michpal [Member]
Taxes on Income [Line Items]
Carry-forward tax losses			$ 177